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Sec File No. 9-

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10047713

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
JUL 23 2010
DIVISION OF TRADING & MARKETS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
AMENDED FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
EDGX Exchange, Inc

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Citigroup Funding Inc

3. Class of New Derivative Securities Product:
Index-Linked Note

4. Name of Underlying Instrument:

MBC: Russell 2000 Index; MBF: S&P Midcap 400 Index; MHC: S&P 500 Index; MJC: Russell 2000 Index; MOU: Russell 2000 Index; MUK: S&P 500 Index; MYP: S&P 500 INDEX; PBN: CBOE S&P 500 BuyWrite Index; PDD: Dow Jones Industrial Average

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-based:
The 9 indexes referred to in item 4 above are Broad-Based

6. Ticker Symbol(s) of New Derivative Securities Product:
MBC, MBF, MHC, MJC, MOU, MUK, MYP, PBN, PDD

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

MBC: AMEX, ARCA, NYSE, NASDAQ; MBF: AMEX, ARCA, NYSE, NASDAQ; MHC: AMEX, ARCA, NYSE, NASDAQ; MJC: AMEX, ARCA, NYSE, NASDAQ; MOU: AMEX, ARCA, NASDAQ, NYSE; MUK: AMEX, ARCA, NYSE, NASDAQ; MYP: AMEX, ARCA, NASDAQ, NYSE; PBN: AMEX, ARCA, NASDAQ, NYSE; PDD: AMEX, ARCA, NASDAQ, NYSE

8. Settlement Methodology of New Derivative Securities Product:
T+3, Physical Settlement

9. Position Limits of New Derivative Securities Product (if applicable):
Not Applicable

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:	**Eric W Hess**
Title:	**General Counsel**
Telephone Number:	**201-942-8239**
Manual Signature of Official Responsible for Form:	EH
Date:	**21-Jul-10**

Act	**Securities Exchange Act of 1934**
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 23 2010